SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current assets	$ 850,907		$ 850,907		$ 1,117,513
Revenue
Revenue	2,115,255	$ 1,732,990	3,662,970	$ 3,062,571
Canada [member]
IfrsStatementLineItems [Line Items]
Non-current assets	850,907		850,907		$ 1,117,513
Revenue
Revenue	2,111,751	1,726,160	3,655,834	3,053,493
US Country [member]
Revenue
Revenue	$ 3,504	$ 6,830	$ 7,136	$ 9,078